Principal subsidiaries - Disclosure of entities excluded from consolidation (Details) - Unconsolidated structured entities £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Percentage of voting rights held	100.00%
Equity shareholder's funds	£ 0
Retained profit for the year	£ 0